Issued Capital and Reserves (Details) - USD ($)			12 Months Ended
	Dec. 16, 2025	Aug. 01, 2025	Dec. 31, 2025	Jun. 25, 2025	Feb. 07, 2025	Dec. 16, 2024	Apr. 01, 2024
Issued Capital and Reserves [Line Items]
Shares issued (in Shares)			1
Vote per share			1.00%
Principal amount						$ 55,000,000
Converted into shares (in Shares)	2,376,171
Ownership interest			67.01%
Reverse stock split		one-for-ten
Bottom of range [member]
Issued Capital and Reserves [Line Items]
Ownership interest			55.45%
Par value (in Dollars per share)		$ 0.0001
Top of range [member]
Issued Capital and Reserves [Line Items]
Ownership interest			67.01%
Par value (in Dollars per share)		0.001
Anghami Inc. [Member]
Issued Capital and Reserves [Line Items]
Issuance of common share							$ 3,698,551
One Tranches [Member]
Issued Capital and Reserves [Line Items]
Principal amount						$ 12,000,000
Two Tranches [Member]
Issued Capital and Reserves [Line Items]
Principal amount					$ 20,000,000
Three Tranches [Member]
Issued Capital and Reserves [Line Items]
Principal amount				$ 23,000,000
Ordinary shares [member] | Top of range [member]
Issued Capital and Reserves [Line Items]
Par value (in Dollars per share)		$ 0.001